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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ] Amendment Number:
                                              -------------

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Columbus Hill Capital Management, L.P.
Address:   830 Morris Turnpike
           Short Hills, NJ, 08831

Form 13F File Number:
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Newmark
Title:   Chief Financial Officer
Phone:   973-921-3424

Signature, Place, and Date of Signing:


s/ David Newmark                 Short Hills, NJ              February 13, 2007
------------------------------   (City, State)                (Date)
(Signature)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:    382,916
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    Not issued yet         CHC Partners, L.L.C.
 2    Not issued yet         Kevin D. Eng
 3    Not issued yet         Howard T. Kaminsky

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                           FORM 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF             VALUE   SHRS OR                    INVESTMENT     OTHER     VOTING AUTHORITY
       NAME OF ISSUER         CLASS    CUSIP   (x$1000)  PRN AMT  SH/PRN PUT/CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
AMR CORP                      COM    001765106  15,115    500,000   SH            Shared-Defined  1, 2, 3   500,000    0     0
ABERCROMBIE & FITCH CO       CL A    002896207  13,926    200,000   SH            Shared-Defined  1, 2, 3   200,000    0     0
ALLEGHENY TECHNOLOGIES INC    COM    01741R102   6,801     75,000   SH            Shared-Defined  1, 2, 3    75,000    0     0
ARCH COAL INC                 COM    039380100   9,159    305,000   SH            Shared-Defined  1, 2, 3   305,000    0     0
BOEING CO                     COM    097023105  10,661    120,000   SH            Shared-Defined  1, 2, 3   120,000    0     0
CAMECO CORP                   COM    13321L108  24,265    600,000   SH            Shared-Defined  1, 2, 3   600,000    0     0
CANADIAN SOLAR INC            COM    136635109   6,026    575,000   SH            Shared-Defined  1, 2, 3   575,000    0     0
CELANESE CORP              COM SER A 150870103   5,176    200,000   SH            Shared-Defined  1, 2, 3   200,000    0     0
CONTINENTAL AIRLS INC        CL B    210795308   2,063     50,000   SH            Shared-Defined  1, 2, 3    50,000    0     0
DR HORTON INC                 COM    23331A109   2,305     87,000   SH            Shared-Defined  1, 2, 3    87,000    0     0
FORD MOTOR COMPANY            COM    345370860   7,510  1,000,000   SH            Shared-Defined  1, 2, 3 1,000,000    0     0
GOODYEAR TIRE & RUBR CO       COM    382550101   4,198    200,000   SH            Shared-Defined  1, 2, 3   200,000    0     0
HALLIBURTON CO                COM    406216101  27,945    900,000   SH            Shared-Defined  1, 2, 3   900,000    0     0
HOME DEPOT INC                COM    437076102  16,064    400,000   SH            Shared-Defined  1, 2, 3   400,000    0     0
INTEL CORP                    COM    458140100   2,025    100,000   SH            Shared-Defined  1, 2, 3   100,000    0     0
KB HOME                       COM    48666K109   2,359     46,000   SH            Shared-Defined  1, 2, 3    46,000    0     0
LONE STAR TECHNOLOGIES INC    COM    542312103   4,841    100,000   SH            Shared-Defined  1, 2, 3   100,000    0     0
LOWES COS INC                 COM    548661107   6,230    200,000   SH            Shared-Defined  1, 2, 3   200,000    0     0
MDC HLDGS INC                 COM    552676108   2,396     42,000   SH            Shared-Defined  1, 2, 3    42,000    0     0
MICROSOFT CORP                COM    594918104   2,986    100,000   SH            Shared-Defined  1, 2, 3   100,000    0     0
NEXEN INC                     COM    65334H102   4,950     90,000   SH            Shared-Defined  1, 2, 3    90,000    0     0
OWENS ILL INC                 COM    690768403  22,140  1,200,000   SH            Shared-Defined  1, 2, 3 1,200,000    0     0
PEABODY ENERGY CORP           COM    704549104   4,849    120,000   SH            Shared-Defined  1, 2, 3   120,000    0     0
PILGRIMS PRIDE CORP           COM    721467108   5,886    200,000   SH            Shared-Defined  1, 2, 3   200,000    0     0
QUALCOMM INC                  COM    747525103  18,895    500,000   SH            Shared-Defined  1, 2, 3   500,000    0     0
RTI INTL METALS INC           COM    74973W107  85,338  1,091,000   SH            Shared-Defined  1, 2, 3 1,091,000    0     0
SUNCOR ENERGY INC             COM    867229106   5,050     64,000   SH            Shared-Defined  1, 2, 3    64,000    0     0
TECHNICAL OLYMPIC USA INC     COM    878483106  10,170  1,000,000   SH            Shared-Defined  1, 2, 3 1,000,000    0     0
TOLL BROTHERS INC             COM    889478103   2,192     68,000   SH            Shared-Defined  1, 2, 3    68,000    0     0
TRIAD HOSPITALS INC           COM    89579K109   4,183    100,000   SH            Shared-Defined  1, 2, 3   100,000    0     0
UAL CORP                      COM    902549807  39,600    900,000   SH            Shared-Defined  1, 2, 3   900,000    0     0
WINN DIXIE STORES INC         COM    974280307   3,375    250,000   SH            Shared-Defined  1, 2, 3   250,000    0     0
XEROX CORP                    COM    984121103   4,238    250,000   SH            Shared-Defined  1, 2, 3   250,000    0     0